Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash Flows From Operating Activities
Net loss	$ (338,871)	$ (1,462,756)	$ (5,561,705)	[1]	$ (7,723,257)	[1]	$ (17,101,671)	[1]
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	15,836	14,857	60,853		55,446
Amortization of right-of-use assets	182,246	178,753	449,349		748,344
Write down of inventories	3,681	38,982	56,583		140,131
Stock based compensation expense	111,626	251,948	757,692		499,631
Research and development		750,000	1,962,000		675,000
Loss on impairment of goodwill	218,606
Changes in allowance for credit losses	287	841	(165)		(2,382)
Changes in operating assets and liabilities:
Accounts receivable	(28,692)	(89,734)	10,792		243,862
Advance to suppliers	5,224	44,282	54,592		(72,567)
Inventories	715,364	(338,429)	(667,626)		2,525,732
Prepaid expenses			885,171		468,223
Other receivables			23,850		37,910
Other current assets	181,094	86,130
Operating lease liabilities	(186,413)	(178,605)	(521,844)		(735,151)
Financing lease liabilities			73,036
Accounts payable	(444,130)	142,149	298,501		108,784
Contract liabilities			101,793		137,172
Advance from customers	(100,343)	150,517
Accrued liabilities and other payables	(595,872)	189,363	585,722		672,715
Taxes payable	(62,260)		39,627		640,160
Net Cash Used in Operating Activities	(322,617)	(221,702)	(1,391,779)		(1,580,247)
Cash Flows From Investing Activities
Disposal of property, plant, and equipment					18,643
Purchase of property, plant, and equipment			(14,121)
Net Cash (Used in) Provided by Investing Activities			(14,121)		18,643
Cash Flows From Financing Activities
Proceed from a unrelated party			65,578
Repayment to loan from a shareholder	(217,000)
Repayment to other loan	(867)
Proceed from loan from a shareholder		200,000	360,000
Proceed from issuing common stocks	500,000		750,000
Net Cash Provided by Financing Activities	282,133	200,000	1,175,578
Effect of Exchange Rate Changes on Cash and Cash Equivalents	25,882	(74,335)	23,087		556,574
Net Decrease in Cash and Cash Equivalents	(14,602)	(96,037)	(207,235)		(1,005,030)
Cash and Cash Equivalents, Beginning of Year	161,902	369,137	369,137		1,374,167
Cash and Cash Equivalents, Ending of Year	147,300	273,100	161,902		369,137		$ 1,374,167
Supplemental Disclosure of Cash Flow Information
Income tax payments			5,854		90,931
Interest expense	$ 7,785	$ 5,193	32,477		$ 6,176
Supplemental Disclosure of Non-Cash Activities
Obtained new right of use of autos			$ 69,700

[1]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.